Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Miscellaneous current assets [abstract]
Air	$ 299,000	$ 202,837
Operating, product and administration costs	80,686	59,198
Commissions	71,256	49,371
Credit card fees	44,330	39,985
Forward foreign currency contracts	42,022
Debt transaction costs	23,723	14,419
Advertising	12,427	10,623
Cash deposits	10,134	10,456
Other	4,172	9,487
Total	$ 587,750	$ 396,376